NET INTEREST INCOME (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of interest income (expense) [Abstract]
Schedule of Net Interest Income

	Weighted average effective interest rate
	2021	2020	2019	2021	2020	2019
	%	%	%	£m	£m	£m
Interest income:
Loans and advances to banks and reverse repurchase agreements	0.12	0.24	0.78	104	203	514
Loans and advances to customers and reverse repurchase agreements	2.51	2.72	3.17	12,633	13,704	15,790
Debt securities	1.46	1.81	2.23	80	97	122
Financial assets held at amortised cost	2.15	2.35	2.89	12,817	14,004	16,426
Financial assets at fair value through other comprehensive income	1.67	1.10	1.64	441	302	435
Total interest income[1]	2.13	2.30	2.83	13,258	14,306	16,861
Interest expense:
Deposits from banks	0.75	0.84	0.86	(74)	(113)	(96)
Customer deposits	0.12	0.32	0.59	(426)	(1,091)	(2,015)
Repurchase agreements at amortised cost	0.10	0.36	1.12	(22)	(117)	(301)
Debt securities in issue[2]	1.13	1.37	1.24	(900)	(1,313)	(1,204)
Lease liabilities	2.12	2.39	2.49	(32)	(41)	(42)
Subordinated liabilities	6.92	6.29	6.79	(932)	(1,057)	(1,201)
Liabilities held at amortised cost	0.50	0.74	0.98	(2,386)	(3,732)	(4,859)
Amounts payable to unitholders in consolidated open-ended investment vehicles[3]	12.53	(1.58)	13.64	(1,506)	175	(1,822)
Total interest expense[4]	0.80	0.69	1.31	(3,892)	(3,557)	(6,681)
Net interest income				9,366	10,749	10,180
1Includes £10 million (2020: £10 million; 2019: £26 million) of interest income on liabilities with negative interest rates and £47 million (2020: £47 million; 2019: £45 million) in respect of interest income on finance leases.
2The impact of the Group’s hedging arrangements is included on this line; excluding this impact the weighted average effective interest rate in respect of debt securities in issue would be 1.77 per cent (2020: 2.28 per cent; 2019: 2.57 per cent).
3Where a collective investment vehicle is consolidated the interests of parties other than the Group are reported in other liabilities and the movement in these interests in interest expense.
4Includes £2 million (2020: £24 million; 2019: £119 million) of interest expense on assets with negative interest rates.